Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2016
Registrant Name	dei_EntityRegistrantName	FRANKLIN STRATEGIC SERIES
Central Index Key	dei_EntityCentralIndexKey	0000872625
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 02, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 13, 2017
Prospectus Date	rr_ProspectusDate	Mar. 13, 2017